Going Concern (Details Narrative) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deficit accumulated during the development stage						$ 7,037,134	$ 7,037,134
Negative cash flows from operating activities			29,348	947,344	1,163,389	1,261,404	1,290,752	2,238,096
Net loss	$ (935,320)	$ (1,903,290)	$ (109,322)	$ (2,351,355)	$ (6,449,769)	$ (6,938,308)	$ (7,047,630)	$ (9,398,985)